Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - Licensing Arrangements (Details) - Licensing Agreements [Member] - USD ($)
$ in Millions
	1 Months Ended		3 Months Ended			12 Months Ended
	Nov. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Sep. 30, 2018	Apr. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from licensing arrangement							$ 101
Akcea And Ionis [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for licensing arrangement	$ 250		$ 250
Licensing arrangement, maximum potential milestones	$ 1,300
Shire [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing arrangement, maximum potential milestones								$ 460
Proceeds from licensing arrangement				$ 35	$ 75	$ 110
Shire [Member] | Other Nonoperating Income (Expense) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from licensing arrangement					$ 75			$ 90
BionTech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing arrangement, maximum potential milestones		$ 325
BionTech [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for licensing arrangement		$ 50
Long-term Investments [Member] | BionTech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares purchased				169,670
Value of shares purchased				$ 50